UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2968

Name of Registrant:	Vanguard Trustees' Equity Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1:	Schedule of Investments

Vanguard International Value Fund Schedule of Investments July 31, 2007
	Shares	Market Value ($000)

Common Stocks (95.6%)

Australia (1.4%)
Westpac Banking Corp., Ltd.	2,203,291	48,722
Macquarie Airports Group	5,918,003	21,732
Zinifex Ltd.	1,187,900	19,648
QBE Insurance Group Ltd.	663,336	16,751
National Australia Bank Ltd.	489,021	15,910
Metcash Ltd.	1,887,800	7,122
Coles Group Ltd.	64,345	791

		130,676

Austria (0.4%)
OMV AG	276,600	17,185
Voestalpine AG	200,000	16,639

		33,824

Belgium (0.8%)
InBev	542,300	43,670
Fortis	573,400	22,599
KBC Bank & Verzekerings Holding	52,000	6,765

		73,034

Brazil (4.0%)
Petroleo Brasileiro ADR	1,600,000	103,840
Companhia Vale do Rio Doce ADR	1,748,000	73,993
Petroleo Brasileiro SA Pfd.	1,616,500	45,449
Gerdau SA ADR	1,730,500	43,730
Banco do Brasil SA	2,142,000	33,780
Companhia Energetica de Minas Gerais ADR	1,575,306	32,089
Uniao de Bancos Brasileiros SA GDR	187,100	21,823
Usiminas-Usinas Siderugicas de Minas Gerais SA Pfd.	311,300	19,174
Companhia de Saneamento Basico do Estado de Sao Paulo	328,800	7,809

		381,687

Canada (2.1%)
Loblaw Cos., Ltd.	888,000	41,195
IGM Financial, Inc.	668,384	33,657
Teck Cominco Ltd. Class B	695,000	30,815
* Nexen Inc.	633,919	19,657
Royal Bank of Canada	364,426	18,478
ING Canada Inc.	399,225	17,847
EnCana Corp.	288,500	17,659
Husky Energy Inc.	416,000	16,468
Telus Corp.-Non Voting Shares	1	0

		195,776

China (1.5%)
Beijing Datang Power Generation Co., Ltd.	45,936,000	39,354
Cosco Pacific Ltd.	14,198,000	37,074
Denway Motors Ltd.	74,000,000	34,083
China Petroleum & Chemical Corp.	26,620,000	28,247

		138,758

Denmark (0.1%)
Carlsberg A/S B Shares	77,725	9,971

Finland (0.6%)
Nokia Oyj	1,899,600	54,265

France (11.1%)
Total SA	2,350,693	185,121
BNP Paribas SA	817,759	89,893
Sanofi-Aventis	1,060,404	88,822
Renault SA	576,900	83,374
AXA	2,127,442	83,023
Suez SA	1,534,133	80,670
Societe Generale Class A	441,085	75,813
Carrefour SA	1,062,534	75,350
Schneider Electric SA	394,091	52,585
Vivendi SA	1,160,000	49,273
Neuf Cegetel	1,028,881	40,227
Credit Agricole SA	878,086	33,551
Alcatel-Lucent	2,467,680	28,793
Lagardere S.C.A.	351,800	27,790
Groupe Danone	367,800	26,737
Compagnie Generale des Etablissements Michelin SA	175,100	23,118
Air France	91,200	4,105

		1,048,245

Germany (8.5%)
Allianz AG	525,000	111,639
Siemens AG	792,254	100,272
Adidas AG	1,257,308	76,467
DaimlerChrysler AG (Registered)	699,000	63,311
BASF AG	449,500	58,137
E.On AG	362,200	56,995
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	330,600	56,938
SAP AG	963,594	52,172
Commerzbank AG	1,145,006	49,258
Deutsche Post AG	1,502,600	43,905
Deutsche Lufthansa AG	1,561,100	43,804
RWE AG	396,000	42,064
Deutsche Bank AG	146,800	19,884
* TUI AG	660,700	18,666
Fresenius Medical Care AG	201,000	9,472

		802,984

Greece (0.6%)
Folli-Follie SA	918,000	37,293
Public Power Corp.	591,070	17,601

		54,894

Hong Kong (0.5%)
China Netcom Group Corp. Hong Kong Ltd.	12,330,000	31,447
Sino Land Co.	4,974,846	11,079

		42,526

Hungary (0.2%)
* MOL Hungarian Oil and Gas Nyrt. ADR	104,500	16,380

India (0.6%)
Infosys Technologies Ltd. ADR	653,562	32,417
State Bank of India GDR	283,900	25,959

		58,376

Indonesia (0.6%)
PT Bank Mandiri Tbk	88,909,500	33,070
PT Telekomunikasi Indonesia ADR	555,700	26,446
* PT Toba Pulp Lestari Tbk	545,000	0

		59,516

Ireland (0.5%)
CRH PLC	1,109,100	49,224

Israel (0.1%)
Bank Hapoalim Ltd.	1,800,000	8,464

Italy (3.4%)
Eni SpA	4,391,155	153,676
Unicredito Italiano SpA	9,462,508	80,271
Saipem SpA	1,417,301	50,604
Buzzi Unicem SpA	806,400	24,757
Fondiaria - Sai SpA	341,916	16,320

		325,628

Japan (15.0%)
Nomura Holdings Inc.	4,964,300	94,229
Sumitomo Corp.	4,399,900	85,213
Canon, Inc.	1,598,450	84,485
Nissan Motor Co., Ltd.	7,307,400	78,982
Sumitomo Mitsui Financial Group, Inc.	8,403	75,940
Nintendo Co.	154,600	74,537
Mitsubishi UFJ Financial Group	5,943	63,424
JFE Holdings, Inc.	905,900	62,127
Orix Corp.	202,120	48,512
Toshiba Corp.	5,098,000	47,813
Millea Holdings, Inc.	1,181,200	46,987
Mitsui OSK Lines Ltd.	2,833,000	44,228
Joyo Bank Ltd.	6,803,000	39,540
Isuzu Motors Ltd.	7,224,000	39,217
Mitsui & Co., Ltd.	1,581,000	37,154
Bank of Yokohama Ltd.	5,335,000	37,099
Sumitomo Trust & Banking Co., Ltd.	3,910,000	33,011
Promise Co., Ltd.	1,202,000	32,452
Sharp Corp.	1,827,000	31,486
Mitsui Chemicals, Inc.	4,007,000	31,088
Nippon Telegraph and Telephone Corp.	6,700	29,139
Onward Kashiyama Co., Ltd.	2,376,000	28,368
Tokyo Electric Power Co.	1,061,100	28,327
Shionogi & Co., Ltd.	1,714,000	27,354
Takeda Pharmaceutical Co. Ltd.	413,200	26,916
Nidec Corp.	332,600	22,017
Nippon Yusen Kabushiki Kaisha Co.	2,106,000	21,232
^* Daiei, Inc.	2,197,350	19,876
Toyota Motor Corp.	283,200	17,216
Hoya Corp.	525,300	16,611
Fujitsu Ltd.	2,433,000	16,059
East Japan Railway Co.	2,120	15,724
Kyushu Electric Power Co., Inc.	599,700	14,244
Nippon Mining Holdings Inc.	1,276,500	12,833
Hitachi Ltd.	1,212,000	8,717
Mitsubishi Chemical Holdings Corp.	839,500	7,631
Leopalace21 Corp.	234,300	7,407
EDION Corp.	330,000	3,595
Sankyo Co., Ltd.	60,000	2,400

		1,413,190

Mexico (1.4%)
America Movil SA de CV Series L ADR	922,970	55,267
* Cemex SAB de CV ADR	1,458,137	47,156
Fomento Economico Mexicano, SA de CV ADR	873,000	32,318

		134,741

Netherlands (4.0%)
ING Groep NV	2,352,868	99,325
Arcelor Mittal	942,606	57,805
Koninklijke Numico NV	715,202	52,031
Heineken NV	789,000	50,002
* Koninklijke Ahold NV	2,739,600	34,678
TNT NV	806,800	34,624
Koninklijke BAM Groep NV	612,300	17,719
European Aeronautic Defence and Space Co.	542,010	16,250
Corporate Express	944,500	12,789

		375,223

Philippines (0.2%)
Philippine Long Distance Telephone Co.	385,500	21,924

Russia (2.1%)
*1 Evraz Group SA GDR	1,102,846	53,709
Mining and Metallurgical Co. Norilsk Nickel ADR	170,023	40,295
* OAO Gazprom ADR	753,100	32,224
* LUKOIL Sponsored ADR	322,870	25,548
* Mobile TeleSystems ADR	376,400	24,071
LUKOIL ADR	239,800	18,975

		194,822

Singapore (1.0%)
Singapore Telecommunications Ltd.	21,782,000	49,507
DBS Group Holdings Ltd.	2,643,701	39,542
* Flextronics International Ltd.	597,900	6,679

		95,728

South Africa (0.5%)
Sanlan Ltd.	9,045,470	28,692
Standard Bank Group Ltd.	1,013,700	14,352

		43,044

South Korea (4.7%)
Kookmin Bank	1,304,848	113,892
Samsung Electronics Co., Ltd.	106,779	70,492
Hyundai Motor Co., Ltd.	495,096	43,439
Honam Petrochemical Corp.	267,700	36,589
Industrial Bank of Korea	1,299,860	29,748
1 Samsung Electronics Co., Ltd. GDR	87,400	28,789
* Hynix Semiconductor Inc.	606,400	24,434
POSCO	40,600	23,478
Hyundai Mobis	200,510	21,603
Hyundai Motor Co., Ltd. GDR	800,600	18,622
Samsung Electronics Co., Ltd. Pfd.	34,500	17,088
Hyundai Motor Co., Ltd. 2nd Pfd.	267,000	12,982

		441,156

Spain (1.1%)
Banco Santander Central Hispano SA	3,115,425	59,332
Repsol YPF SA	1,300,700	49,034

		108,366

Sweden (0.6%)
Telefonaktiebolaget LM Ericsson AB Class B	9,059,900	33,921
Svenska Cellulosa AB-B	612,000	10,804
Electrolux AB Series B	394,000	9,853

		54,578

Switzerland (6.2%)
Credit Suisse Group (Registered)	1,969,757	128,491
Novartis AG (Registered)	2,366,970	127,674
Nestle SA (Registered)	258,500	99,310
Roche Holdings AG	409,500	72,525
Lonza AG (Registered)	461,600	43,480
UBS AG	711,300	39,378
CIBA Specialty Chemicals AG (Registered)	409,300	24,881
Zurich Financial Services AG	83,500	24,331
Julius Baer Holding, Ltd.	299,500	20,943

		581,013

Taiwan (1.4%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,312,988	53,927
United Microelectronics Corp.	36,054,046	20,070
Siliconware Precision Industries Co.	10,353,879	19,787
AU Optronics Corp.	6,777,400	11,480
Taiwan Semiconductor Manufacturing Co., Ltd.	4,277,196	8,399
Compal Electronics Inc. GDR	1,491,940	8,355
China Steel Corp.	4,477,410	5,842
China Steel Corp. GDR	185,588	4,825

		132,685

Thailand (0.6%)
Bangkok Bank Public Co., Ltd. (Foreign)	9,845,700	36,750
PTT Public Co., Ltd. (Foreign)	2,059,900	19,151

		55,901

Turkey (0.5%)
Turkcell Iletisim Hizmetleri A.S.	6,322,200	44,463

United Kingdom (19.3%)
Vodafone Group PLC	61,780,917	185,724
GlaxoSmithKline PLC	5,499,082	139,172
Barclays PLC	6,334,662	88,977
AstraZeneca Group PLC	1,704,997	88,119
Royal Bank of Scotland Group PLC	7,226,852	86,042
HBOS PLC	4,305,578	83,842
BHP Billiton PLC	2,596,426	76,181
Royal Dutch Shell PLC Class A (Amsterdam Shares)	1,798,700	69,850
BP PLC	5,998,100	69,485
HSBC Holdings PLC	3,230,300	59,858
British Sky Broadcasting Group PLC	4,242,400	57,053
Diageo PLC	2,768,800	56,556
Xstrata PLC	819,970	52,265
Man Group PLC	4,548,000	51,723
Unilever PLC	1,572,500	49,044
British American Tobacco PLC	1,403,000	45,339
Aviva PLC	2,705,192	37,594
HSBC Holdings PLC (Hong Kong Shares)	1,934,000	35,930
Cattles PLC	4,790,015	35,577
Lloyds TSB Group PLC	2,982,100	33,545
Old Mutual PLC	9,900,000	32,444
Signet Group PLC	16,080,460	31,743
BAE Systems PLC	3,500,400	29,675
Kingfisher PLC	6,871,438	29,477
Smith & Nephew PLC	2,225,752	26,491
Reckitt Benckiser PLC	442,000	23,650
Prudential PLC	1,648,800	22,675
Tesco PLC	2,733,216	22,450
Imperial Tobacco Group PLC	511,900	22,439
Cadbury Schweppes PLC	1,796,600	22,269
Home Retail Group	2,327,100	19,326
Trinity Mirror PLC	1,630,100	16,656
British Energy Group PLC	1,650,000	16,543
Centrica PLC	2,267,700	16,437
Marston's PLC	1,965,600	15,493
Greene King PLC	649,900	13,146
Royal & Sun Alliance Insurance Group PLC	4,504,779	12,076
Friends Provident PLC	3,038,556	11,412
Royal Dutch Shell PLC Class B	241,359	9,544
SABMiller PLC	336,600	8,633
Taylor Wimpey PLC	1,167,400	7,691
InterContinental Hotels Group PLC	250,035	5,690
Antofagasta PLC	228,700	3,332
Kazakhmys PLC	40,500	1,031

		1,822,199

Total Common Stocks
(Cost $7,038,637)		9,003,261

Temporary Cash Investments (4.0%)

Money Market Fund (3.8%)
2 Vanguard Market Liquidity Fund, 5.302%	363,376,718	363,377

	Face
	Amount
	($000)

U.S. Agency Obligation (0.2%)
3 Federal National Mortgage Assn.
4 5.208%, 10/24/07	15,000	14,823

Total Temporary Cash Investments
(Cost $378,197)		378,200

Total Investments (99.6%)
(Cost $7,416,834)		9,381,461

Other Assets and Liabilities - Net (0.4%)		42,213

Net Assets (100%)		9,423,674

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2007, the cost of investment securities for tax purposes was $7,435,344,000. Net unrealized appreciation of investment securities for tax purposes was $1,946,117,000, consisting of unrealized gains of $2,047,351,000 on securities that had risen in value since their purchase and $101,234,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.5% and 2.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Dow Jones EURO STOXX 50 Index	1,513	89,636	(2,939)
FTSE 100 Index	298	38,474	(1,777)
TOPIX Index	257	36,834	(1,481)
S&P ASX 200 Index	108	14,165	(510)

Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At July 31, 2007, the fund had open forward currency contracts to receive and deliver currencies as follows:

	Contract Amount (000)

Contract Settlement Date	Receive		Deliver		Unrealized Appreciation Depreciation) ($000)

9/26/2007	EUR	41,377	USD	56,745	547
9/26/2007	GBP	19,808	USD	40,217	545
9/19/2007	JPY	4,562,010	USD	38,570	670
9/26/2007	AUD	17,127	USD	14,648	(3)

AUD-Australian dollar.
EUR-Euro.
GBP-British pound.
JPY-Japanese yen.
USD-U.S. dollars.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Vanguard Diversified Equity Fund Schedule of Investments July 31, 2007
	Shares	Market Value ($000)

Investment Companies (99.4%)

U.S. Stock Funds (99.3%)
Vanguard Growth and Income Fund Investor Shares	2,264,372	82,355
Vanguard Windsor II Fund Investor Shares	1,728,540	62,072
Vanguard Morgan Growth Fund Investor Shares	3,047,509	62,047
Vanguard Windsor Fund Investor Shares	3,268,749	62,041
Vanguard U.S. Growth Fund Investor Shares	3,219,759	61,916
Vanguard Explorer Fund Investor Shares	526,004	41,397
Vanguard Mid-Cap Growth Fund	1,087,416	20,683
Vanguard Capital Value Fund	1,525,255	20,652
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 5.302%	266,371	266

Total Investment Companies
(Cost $410,452)		413,429

Other Assets and Liabilities-Net (0.6%)		2,557

Net Assets (100%)		415,986

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At July 31, 2007, the cost of investment securities for tax purposes was $410,452,000. Net unrealized appreciation of investment securities for tax purposes was $2,977,000, consisting of unrealized gains of $5,175,000 on securities that had risen in value since their purchase and $2,198,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TRUSTEES' EQUITY FUNDS

BY:	/s/ JOHN J. BRENNAN (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 11, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TRUSTEES' EQUITY FUNDS

BY:	/s/ JOHN J. BRENNAN (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 11, 2007

VANGUARD TRUSTEES' EQUITY FUNDS

BY:	/s/ THOMAS J. HIGGINS (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 11, 2007

*By Power of Attorney. See File Number 333-145624, filed on August 22, 2007. Incorporated by Reference.